Discontinued operation of HJX business (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Assets Available for Sale [Table Text Block]	The following tables present the aggregate carrying amounts of assets classified as held for sale in the consolidated balance sheet:

	December 31,
	2017	2018

Carrying amount of assets held for sale:
Intangible assets, net- trademark	$353,691	$353,691
Intangible assets, net- distribution network	—	—
Prepaid expense-copyright	122,245	116,385
Total assets held for sale	$475,936	$470,076

Disposal Groups, Including Discontinued Operations [Table Text Block]
The results of operations associated with discontinued operations are presented in the following table:

	For the years ended December 31,
	2016	2017	2018

Net revenues:
Direct sales	$471,293	$195,589	$639
Distribution sales	7,578,128	1,771,829	55,807
Total net revenues	8,049,421	1,967,418	56,446

Cost of revenues:
Direct sales	(375,834)	(185,664)	(3,939)
Distribution sales	(6,366,283)	(2,187,001)	(326,097)
Total cost of revenues	(6,742,117)	(2,372,665)	(330,036)

Gross profit (loss)	1,307,304	(405,247)	(273,590)
Operating expenses:
Other selling and marketing expenses	(5,932,307)	(1,922,342)	(189,269)
General and administrative expenses	(2,284,064)	(1,146,917)	(774,125)
Total operating expenses	(8,216,371)	(3,069,259)	(963,394)
Income from discontinued operations before income taxes	$(6,909,067)	$(3,474,506)	(1,236,984)
Income tax expense	—	—	—
Income from discontinued operations	$(6,909,067)	$(3,474,506)	$(1,236,984)